Inventories, Net Of Customer Advances	12 Months Ended
Dec. 31, 2013
Inventory, Net [Abstract]
Inventories, Net Of Customer Advances
INVENTORIES, NET OF CUSTOMER ADVANCES

	December 31,
	2013	2012
Cost incurred on long-term contracts in progress	$836,414	$832,642
Raw materials	118,820	119,416
Advances to suppliers and subcontractors	40,116	35,857
	995,350	987,915
Less -
Cost incurred on contracts in progress deducted from customer advances	68,170	68,306
Advances received from customers (*)	95,131	104,297
Provision for losses on long-term contracts	76,017	64,065
	$756,032	$751,247

(*)
The Company has transferred legal title of inventories to certain customers as collateral for advances received. Advances are allocated to the relevant inventories on a per-project basis. In cases where advances are in excess of the inventories, the net amount is presented in customer advances (See Note 14).